UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-08243

The Direxion Funds
(Exact name of registrant as specified in charter)

Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2012

Date of reporting period:  July 31, 2011

Item 1. Schedule of Investments.

Direxion Monthly S&P 500 Bull 2X Fund
Schedule of Investments
July 31, 2011 (Unaudited)

Value
No reportable investments.

Total Investments (Cost $0) - 0.0%	$0
Other Assets in Excess of Liabilities - 100.0%	18,400,361
TOTAL NET ASSETS - 100.0%	$18,400,361

Percentages are stated as a percent of net assets.

Direxion Monthly S&P 500 Bull 2X Fund
Long Equity Swap Contracts
July 31, 2011 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	(Paid) Received	Date	Depreciation
Credit Suisse Capital, LLC	S&P 500 Index	28,099	$36,965,110	(0.19%)	8/13/2012	$(638,504)

Direxion Monthly S&P 500 Bear 2X Fund
Schedule of Investments
July 31, 2011 (Unaudited)

Value
No reportable investments.

Total Investments (Cost $0) - 0.0%	$0
Other Assets in Excess of Liabilities - 100.0%	11,040,800
TOTAL NET ASSETS - 100.0%	$11,040,800

Percentages are stated as a percent of net assets.

Direxion Monthly S&P 500 Bear 2X Fund
Short Equity Swap Contracts
July 31, 2011 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	(Paid) Received	Date	Appreciation
Credit Suisse Capital, LLC	S&P 500 Index	17,092	$22,756,804	0.04%	7/16/2012	$664,108

Direxion Monthly NASDAQ-100 Bull 2X Fund
Schedule of Investments
July 31, 2011 (Unaudited)

Value
No reportable investments.

Total Investments (Cost $0) - 0.0%	$0
Other Assets in Excess of Liabilities - 100.0%	18,836,161
TOTAL NET ASSETS - 100.0%	$18,836,161

Percentages are stated as a percent of net assets.

Direxion Monthly NASDAQ-100 Bull 2X Fund
Long Equity Swap Contracts
July 31, 2011 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	(Paid)/Received	Date	Depreciation
Credit Suisse Capital, LLC	NASDAQ-100 Index	15,976	$38,355,613	(0.14%)	8/13/2012	$(603,993)

Direxion Monthly NASDAQ-100 Bear 2X Fund
Schedule of Investments
July 31, 2011 (Unaudited)

Value
No reportable investments.

Total Investments (Cost $0) - 0.0%	$0
Other Assets in Excess of Liabilities - 100.0%	4,377,540
TOTAL NET ASSETS - 100.0%	$4,377,540

Percentages are stated as a percent of net assets.

Direxion Monthly NASDAQ-100 Bear 2X Fund
Short Equity Swap Contracts
July 31, 2011 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	(Paid) Received	Date	Depreciation
Credit Suisse Capital, LLC	NASDAQ-100 Index	3,706	$8,585,623	(0.16%)	7/20/2012	$(173,929)

Direxion Monthly Latin America Bull 2X Fund
Schedule of Investments
July 31, 2011 (Unaudited)

			Value
No reportable investments.

Total Investments (Cost $0) - 0.0%			$0
Other Assets in Excess of Liabilities - 100.0%			52,266,946
TOTAL NET ASSETS - 100.0%			$52,266,946

Percentages are stated as a percent of net assets.

Direxion Monthly Latin America Bull 2X Fund
Long Equity Swap Contracts
July 31, 2011 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	(Paid)/Received	Date	Depreciation
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	1,093,061	$58,323,884	(1.14%)	12/5/2011	$(3,602,810)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	147,000	7,729,494	(1.14%)	12/12/2011	(356,009)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	88,200	4,501,856	(1.14%)	12/23/2011	(75,746)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	20,000	990,198	(1.14%)	12/27/2011	(1,060)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	500,860	26,628,028	(1.14%)	12/30/2011	(1,634,028)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	3,000	158,042	(1.14%)	1/9/2012	(7,455)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	12,200	636,113	(1.14%)	2/1/2012	(27,300)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	4,400	226,337	(1.14%)	2/6/2012	(6,732)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	39,400	2,024,547	(1.14%)	2/23/2012	(56,723)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	25,000	1,297,509	(1.14%)	2/24/2012	(48,893)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	91,930	4,801,545	(1.14%)	2/28/2012	(210,121)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	48,000	2,516,844	(1.14%)	3/5/2012	(118,887)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	4,000	218,844	(1.14%)	4/5/2012	(18,817)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	2,900	153,876	(1.14%)	4/19/2012	(8,773)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	35,000	1,887,578	(1.14%)	4/27/2012	(136,009)
		2,114,951	$112,094,695			$(6,309,363)

Direxion Monthly Dollar Bull 2X Fund
Schedule of Investments
July 31, 2011 (Unaudited)

Value
No reportable investments.

Total Investments (Cost $0) - 0.0%	$0
Other Assets in Excess of Liabilities - 100.0%	12,431,558
TOTAL NET ASSETS - 100.0%	$12,431,558

Percentages are stated as a percent of net assets.

Direxion Monthly Dollar Bull 2X Fund
Futures Contracts
July 31, 2011 (Unaudited)

Unrealized
Contracts	Depreciation
336
U.S. Dollar Index Futures
Expiring September 2011 (Underlying Notional Amount at Market Value $24,874,080)	$(599,868)

Direxion Monthly Dollar Bear 2X Fund
Schedule of Investments
July 31, 2011 (Unaudited)

		Value
	No reportable investments.

	Total Investments (Cost $0) - 0.0%	$0
	Other Assets in Excess of Liabilities - 100.0%	4,202,524
	TOTAL NET ASSETS - 100.0%	$4,202,524

Percentages are stated as a percent of net assets.

Direxion Monthly Dollar Bear 2X Fund
Short Futures Contracts
July 31, 2011 (Unaudited)

		Unrealized
Contracts		Appreciation
113	U.S. Dollar Index Futures
	Expiring September 2011 (Underlying Notional Amount at Market Value $8,356,390)	$33,789

VALUATION MEASUREMENTS

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of July 31, 2011:

Direxion Monthly S&P 500 Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(638,504)	$-	$(638,504)

Direxion Monthly S&P 500 Bear 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$664,108	$-	$664,108

Direxion Monthly NASDAQ-100 Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(603,993)	$-	$(603,993)

Direxion Monthly NASDAQ-100 Bear 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(173,929)	$-	$(173,929)

Direxion Monthly Latin America Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(6,309,363)	$-	$(6,309,363)

Direxion Monthly Dollar Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$(599,868)	$-	$-	$(599,868)

Direxion Monthly Dollar Bear 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$33,789	$-	$-	$33,789

For further detail on each asset class, see Schedule of Investments.

* Other financial instruments include futures and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

There were no significant transfers between Level 1 and Level 2 securities during the quarter ended July 31, 2011.

The cost basis of investments for federal income tax purposes at July 31, 2011 was as follows*:

	Direxion Monthly S&P 500 Bull 2X Fund	Direxion Monthly S&P 500 Bear 2X Fund	Direxion Monthly NASDAQ-100 Bull 2X Fund	Direxion Monthly NASDAQ-100 Bear 2X Fund
Cost of investments	$0	$0	$0	$0
Gross unrealized appreciation	0	0	0	0
Gross unrealized depreciation	(0)	(0)	(0)	(0)
Net unrealized appreciation/(depreciation)	$0	$0	$0	$0

	Direxion Monthly Latin America Bull 2X Fund	Direxion Monthly Dollar Bull 2X Fund	Direxion Monthly Dollar Bear 2X Fund
Cost of investments	$0	$0	$0
Gross unrealized appreciation	0	0	0
Gross unrealized depreciation	(0)	(0)	(0)
Net unrealized appreciation/(depreciation)	$0	$0	$0

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Direxion Funds

By (Signature and Title)  /s/ Daniel D. O’Neill
                          Daniel D. O’Neill, President

Date  September 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Daniel D. O’Neill
                             Daniel D. O’Neill, President

Date  September 23, 2011

By (Signature and Title)*  /s/ Patrick J. Rudnick
            Patrick J. Rudnick, Principal Financial Officer

Date  September 13, 2011

* Print the name and title of each signing officer under his or her signature.